Risk management - Reconciliation gross carrying amount and statement of financial position (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [table]
Amounts held at Central Banks	€ 106,520	€ 111,087	€ 53,202
Loans and advances to banks	23,592	25,364	35,136
Financial assets at fair value through other comprehensive income	30,635	35,895
Securitites at amortised cost	48,319	50,587
Loans and advances to customers	625,122	593,970
Total assets	949,250	933,891	€ 888,520
Gross Carrying Amount [Member]
Disclosure of detailed information about financial instruments [table]
Guarantees and irrevocable facilities	134,122
Annual Improvements 2018-20 Amendments To IFRS9 [Member]
Disclosure of detailed information about financial instruments [table]
Amounts held at Central Banks	106,520	111,087
Loans and advances to banks	23,592	25,364
Securitites at amortised cost	48,319	50,587
Loans and advances to customers	625,122	593,970
Sum of the above	831,731	815,041
Annual Improvements 2018-20 Amendments To IFRS9 [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about financial instruments [table]
Amounts held at Central Banks	104,875	109,242
Loans and advances to banks	15,213	16,660
Securitites at amortised cost	47,358	49,223
Loans and advances to customers	622,327	589,565
Sum of the above	817,812	798,524
Guarantees and irrevocable facilities		118,418
Total assets	951,934	916,942
Annual Improvements 2018-20 Amendments To IFRS9 [Member] | Allowance For Credit Losses [Member]
Disclosure of detailed information about financial instruments [table]
Amounts held at Central Banks	(6)	(3)
Loans and advances to banks	(22)	(23)
Securitites at amortised cost	(19)	(17)
Loans and advances to customers	(5,274)	(5,779)
Sum of the above	(5,334)	(5,836)
Guarantees and irrevocable facilities	(34)	(17)
Total assets	(5,368)	(5,854)
Annual Improvements 2018-20 Amendments To IFRS9 [Member] | Cash [Member]
Disclosure of detailed information about financial instruments [table]
Amounts held at Central Banks	1,650	1,851
Loans and advances to banks	1,675	2,162
Sum of the above	3,325	4,012
Annual Improvements 2018-20 Amendments To IFRS9 [Member] | Reverse Re-purchase Transaction [Member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to banks	3,403	4,869
Loans and advances to customers	1,487	1,551
Sum of the above	4,890	6,420
Annual Improvements 2018-20 Amendments To IFRS9 [Member] | Cash Collateral iro Derivatives [Member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to banks	3,287	3,639
Loans and advances to customers	3,178	4,679
Sum of the above	6,466	8,319
Annual Improvements 2018-20 Amendments To IFRS9 [Member] | Other [member]
Disclosure of detailed information about financial instruments [table]
Amounts held at Central Banks	1	(2)
Loans and advances to banks	36	(1,943)
Securitites at amortised cost	980	1,381
Loans and advances to customers	3,404	3,954
Sum of the above	4,574	3,603
Loans [Member] | Annual Improvements 2018-20 Amendments To IFRS9 [Member]
Disclosure of detailed information about financial instruments [table]
Financial assets at fair value through other comprehensive income	838	1,056
Loans [Member] | Annual Improvements 2018-20 Amendments To IFRS9 [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about financial instruments [table]
Financial assets at fair value through other comprehensive income	837	1,053
Loans [Member] | Annual Improvements 2018-20 Amendments To IFRS9 [Member] | Allowance For Credit Losses [Member]
Disclosure of detailed information about financial instruments [table]
Financial assets at fair value through other comprehensive income	(1)	(2)
Loans [Member] | Annual Improvements 2018-20 Amendments To IFRS9 [Member] | Other [member]
Disclosure of detailed information about financial instruments [table]
Financial assets at fair value through other comprehensive income	3	4
Debt securities [member] | Annual Improvements 2018-20 Amendments To IFRS9 [Member]
Disclosure of detailed information about financial instruments [table]
Financial assets at fair value through other comprehensive income	27,340	32,977
Debt securities [member] | Annual Improvements 2018-20 Amendments To IFRS9 [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about financial instruments [table]
Financial assets at fair value through other comprehensive income	27,201	32,781
Debt securities [member] | Annual Improvements 2018-20 Amendments To IFRS9 [Member] | Allowance For Credit Losses [Member]
Disclosure of detailed information about financial instruments [table]
Financial assets at fair value through other comprehensive income	(12)	(12)
Debt securities [member] | Annual Improvements 2018-20 Amendments To IFRS9 [Member] | Other [member]
Disclosure of detailed information about financial instruments [table]
Financial assets at fair value through other comprehensive income	€ 150	€ 208